LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Impaired loans, Unpaid Principal Balance and Recorded Investment	$ 2,757	$ 2,224
Impaired loans, Allowance for Loan Losses Allocated	675	564
Impaired loans, Average Recorded Investment	2,323	2,509
Impaired loans, Interest Income Recognized	72	77
Impaired loans, Cash Basis Income Recognized	72	77
Residential Real Estate One To Four Family [Member] | Loans Individually Evaluated For Impairment With Related Allowance [Member]
Impaired loans, Unpaid Principal Balance and Recorded Investment	1,535	1,088
Impaired loans, Allowance for Loan Losses Allocated	97	55
Impaired loans, Average Recorded Investment	1,434	1,213
Impaired loans, Interest Income Recognized	27	33
Impaired loans, Cash Basis Income Recognized	27	33
Residential Real Estate One To Four Family [Member] | Loans Individually Evaluated For Impairment With No Related Allowance [Member]
Impaired loans, Unpaid Principal Balance and Recorded Investment	1,222	1,136
Impaired loans, Allowance for Loan Losses Allocated	0	0
Impaired loans, Average Recorded Investment	889	1,296
Impaired loans, Interest Income Recognized	45	44
Impaired loans, Cash Basis Income Recognized	$ 45	$ 47